NET REVENUE - Contract balance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounts Receivable
Opening Balance		¥ 28,569	¥ 20,398
Increase/(decrease), net	$ 5,268	36,678	8,171	¥ (7,990)
Ending Balance	$ 9,372	65,247	28,569	20,398
Advances from Customers
Opening Balance		15,489	11,722
Increase/(decrease), net		47,967	3,767
Ending Balance		¥ 63,456	¥ 15,489	¥ 11,722
MP Service
Contract balance
Maximum term of contract with customer	1 year	1 year	1 year